Average Annual Total Returns - T. Rowe Price Mid Cap Growth Portfolio	Apr. 30, 2021
Russell Midcap Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	35.59%
5 Years	18.65%
10 Years	15.04%
Class A
Average Annual Return:
1 Year	24.30%
5 Years	16.36%
10 Years	14.77%
Class B
Average Annual Return:
1 Year	23.92%
5 Years	16.05%
10 Years	14.48%
Class E
Average Annual Return:
1 Year	24.09%
5 Years	16.19%
10 Years	14.60%